Deferred consideration - Narrative (Details) $ / shares in Units, $ in Thousands	Jul. 18, 2025 USD ($) $ / shares	Sep. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 $ / shares
Actuarial assumption of discount rates
Disclosure of contingent liabilities [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Decrease in fair value with 1% increase in discount rate		$ 490
Increase in fair value with 1% decrease in discount rate		$ 510
Measurement Input, Discount Rate
Disclosure of contingent liabilities [line items]
Business combination, deferred consideration measurement input		0.2041	0.1750
Measurement Input, Share Price
Disclosure of contingent liabilities [line items]
Business combination, deferred consideration measurement input | $ / shares		3.76	4.27
Measurement Input, Share Price | Actuarial assumption of discount rates
Disclosure of contingent liabilities [line items]
Percentage of reasonably possible increase in actuarial assumption		10.00%
Decrease in fair value with 1% increase in discount rate		$ 890
Measurement Input, Share Price | Actuarial assumption of discount rates | Bottom of range
Disclosure of contingent liabilities [line items]
Decrease in fair value with 1% increase in discount rate		$ 280
Kabanga Nickel Limited
Disclosure of contingent liabilities [line items]
Percentage of Ownership (%)	100.00%
Total consideration amount	$ 10,000
Aggregate funding	$ 250,000
Reference share price (in dollars per share) | $ / shares	$ 4.16
Reference amount	$ 28,000
Maximum amount of payment for contingent consideration arrangements	$ 83,000
Delayed case period	12 months
Kabanga Nickel Limited | Bottom of range
Disclosure of contingent liabilities [line items]
Maximum payment amount, resettlement action plan triggering event	$ 8,000
Kabanga Nickel Limited | Top of range
Disclosure of contingent liabilities [line items]
Maximum payment amount, resettlement action plan triggering event	$ 75,000
Kabanga Nickel Limited | First Deferred Cash Payment
Disclosure of contingent liabilities [line items]
Period payable for fixed cash payment	30 days
Period minimum to receive deferred cash payment	12 months
Kabanga Nickel Limited | Second Deferred Cash Payment
Disclosure of contingent liabilities [line items]
Period payable for fixed cash payment	30 days
Period minimum to receive deferred cash payment	12 months
BHP | Kabanga Nickel Limited
Disclosure of contingent liabilities [line items]
Interest held	17.00%